Net Income (loss) per Share	12 Months Ended
Dec. 31, 2019
Net Income (loss) per Share
Net Income (loss) per Share

3.  Net Income (loss) per Share

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to ordinary shareholders:

	Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net income (loss) attributable to ordinary shareholders — basic	409,492,179	(387,744,018)	(164,686,075)	(23,655,674)
Net income (loss) attributable to ordinary shareholders — diluted	409,492,179	(387,744,018)	(164,686,075)	(23,655,674)
Weighted average number of ordinary shares outstanding — basic	195,467,414	200,480,910	201,695,899	201,695,899
Plus: share options	8,592,663	—	—	—
Plus: restricted shares	1,611,827	—	—	—
Weighted average number of ordinary shares outstanding — diluted	205,671,904	200,480,910	201,695,899	201,695,899
Basic net income (loss) per share	2.09	(1.93)	(0.82)	(0.12)
Diluted net income (loss) per share	1.99	(1.93)	(0.82)	(0.12)

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	As of December 31,
	2017	2018	2019
Share options	—	9,424,471	9,145,983
Restricted shares	—	1,241,352	1,182,370
Total	—	10,665,823	10,328,353